SUPPLEMENT DATED MARCH 30, 2022
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2021

1.)            Pages 333 to 407 of the Prospectus are revised to add the Fund Identifier for the following funds to the Appendix: Portfolio Companies Available Under the Contract:

Fund Identifier	Asset Class	Fund Name	Share Class	Investment Advisor	Date of the Addition
06-6C4	Mid Cap Equity	AMG Times Square Mid Cap Growth	Z	AMG Funds, LLC	1/28/2022
06-6C7	Small Cap Equity	American Century Small Cap Growth	R6	American Century	1/28/2022
06-6CC	Foreign Blend	Janus Henderson Overseas	N	Janus Henderson	2/25/2022
06-3FM	Foreign Blend	PGIM Global Total Return	R4	Prudential	2/25/2022
06-6CG	Specialty	BlackRock Systematic Multi-Strat	K	Blackrock	2/25/2022
06-06CH	Specialty	Invesco Steel Path MLP Income	R6	Invesco	2/25/2022

2.)            The following funds on pages 333 to 407 of the Prospectus Appendix: Portfolio Companies Available Under the Contract have not been liquidated as per the supplement filed on February 15, 2022:

Fund Identifier	Asset Class	Fund Name	Share Class	Investment Advisor
06-470	Small Cap Equity	American Century Small Cap Value	INV	American Century
06-390	Small Cap Equity	American Century Small Cap Value	A	American Century
06-CRM	Small Cap Equity	American Century Small Cap Value	R6	American Century

3.) The following funds on pages 333 to 407 of the Prospectus Appendix: Portfolio Companies Available Under the Contract have changed the Fund Name:

Fund Identifier	Asset Class	Fund Name	Original Share Class	Fund Name Change Information	Investment Advisor	Date of the Name Change
06-193	Foreign Equity	Invesco International Growth Fund	R	Invesco Equity International Equity Fund	Invesco	2/28/2022
06-192	Foreign Equity	Invesco International Growth Fund	R5	Invesco Equity International Equity Fund	Invesco	2/28/2022
06-CXW	Foreign Equity	Invesco International Growth Fund	R6	Invesco Equity International Equity Fund	Invesco	2/28/2022
06-64V	Mid Cap Growth	Columbia Mid Cap Growth Fund	A	Columbia Select Mid Cap Growth Fund	Columbia	3/1/2022

4.) The following funds on pages 333 to 407 of the Prospectus Appendix: Portfolio Companies Available Under the Contract have been liquidated:

Fund Identifier	Asset Class	Fund Name	Share Class	Investment Advisor	Date of the Liquidation
06-4NX	Large Cap Value	USAA Income Stock	R6	USAA	2/28/2022

5.) The following funds on pages 333 to 407 of the Prospectus Appendix: Portfolio Companies Available Under the Contract have been added:

Fund Identifier	Asset Class	Fund name	Share Class	Investment Advisor	Date of the Addition
06-6FF	Managed Asset Allocation	PIMCO Real Path Blend 2060	Instutional	PIMCO	3/25/2022
06-6FG	Managed Asset Allocation	PIMCO Real Path Blend 2060 Admin	Admin	PIMCO	3/25/2022

For additional information about the fund, please refer to the funds' prospectus and statement of additional information.

This supplement should be retained with the Prospectus for future reference.